PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepaid expenses and other current assets
	December 31,
	2023	2022

Receivables from governmental authorities	$45	$55
Prepaid expenses	204	310

	$249	$365